Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	$ 0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	964.500	964.500
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4 | CAD		CAD 1.00
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	$ 1,397,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6 | CAD		0.65
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	(964,500)
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	1,397,000
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16 | CAD		CAD 0.65
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	0
Capital Stock Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	$ 0